United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-7193

(Investment Company Act File Number)

Federated Institutional Trust

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 08/31/2011

Date of Reporting Period: 08/31/2011

Item 1. Reports to Stockholders

Annual Shareholder Report
August 31, 2011

Share Class	Ticker
IS	FGCIX
SS*	FGCSX

*Effective September 30, 2011, the Fund's Institutional Service Shares will be redesignated as Service Shares.

Federated Intermediate Government/Corporate Fund

A Portfolio of Federated Institutional Trust

Management's Discussion of Fund Performance (unaudited)

FUND PERFORMANCE AND SUMMARY

The Fund's total return, based on net asset value, for the 12-month reporting period ended August 31, 2011, was 3.90% for the Institutional Shares and 3.64% for the Institutional Service Shares. The total return of the Barclays Capital Intermediate Government/Credit Index (BCIGCI)1 was 4.01% over the same period. The Fund's total return for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses, which were not reflected in the total return of the BCIGCI.

During the reporting period, the most significant factors affecting the Fund's performance relative to the BCIGCI were: (a) movement among the various sectors and quality spectrums of the bond market such as corporate and commercial mortgage-backed securities; (b) the selection of securities with different maturities (expressed by a “yield curve” showing the relative yield of similar securities with different maturities); (c) selection of individual securities; and (d) the overall interest rate sensitivity2 of the portfolio.

For purposes of the following, the discussion will focus on the performance of the Fund's Institutional Shares.

Market Overview

During the 12-month reporting period, the U.S. economy showed signs of recovery albeit at a pace significantly below what has been seen at the beginning of the prior recovery periods. The Federal Reserve continued to make every effort to keep a stimulative monetary policy in force through the execution of a second round of quantitative easing, dubbed QE2, and through repeated efforts to publicly encourage economic growth. Investors, nevertheless, remained concerned about Obama Administration policies that could dampen economic growth and the Administration's poor working relationship with Congress. The financial markets, over the summer of 2011, showed investor worry about a debt default by Greece and the implications for the stability of the European Union, the Euro and the possible impact on the U.S. economy.

Over the 12-month reporting period, short-term interest rates were slightly lower. Intermediate-term interest rates fell dramatically on a flight to quality late in the reporting period. Long-term rates were mixed, with 10-year Treasury rates down but 30-year Treasury rates up. Consequently, the intermediate portion of the yield curve flattened.

Annual Shareholder Report

Sector & Quality Management

At the end of the reporting period, corporate bonds totaled 33.7% of the portfolio, while AAA-rated, commercial mortgage-backed securities (CMBS) totaled 5.3%3 and residential mortgage-backed securities (RMBS), through exposure to the Federated Mortgage Core Fund, totaled 6.8%. Relative to the BCIGCI, the Fund's overweight to corporate securities, RMBS and CMBS added to performance by adding additional yield to the portfolio. The portfolio's performance was also helped by reduced volatility in the mortgage markets and reduced prepayments. An overweight to lower quality, A-rated and BBB-rated corporate credits also helped performance slightly.4 At the end of the reporting period, Treasurys, agencies and cash equivalents composed 47% of the portfolio.

Maturity and Yield Curve

Active management of the portfolio's yield curve exposures had a positive impact on Fund performance over the reporting period. Relative to the BCIGCI, the Fund held mostly longer maturity securities and avoided holding relatively short maturities. The Fund also avoided holding the very longest maturity securities. As a result, the Fund was positioned in the parts of the yield curve where bond prices increased by a greater amount, relative to the BCIGCI, thereby improving performance of the portfolio.

Security Selection

Overall security selection detracted from performance particularly in the mortgage and corporate areas. Security selection in U.S. Treasurys helped to offset some of the negative performance. The following corporate positions detracted from performance relative to the benchmark: Ralcorp; Santander Bank; ArcelorMittal; Masco Corp.; Macquarie Group; and Harsco. There were some corporates that performed positively, including Allegheny Technologies, Dow Chemical, Capital One trust preferred securities, Atmos Energy and BP Capital.

Interest Sensitivity and Effective Duration5

Active management of the portfolio's interest sensitivity was a moderate detractor to the Fund's performance over the 12-month reporting period, because the Fund had, on average, a lesser interest sensitivity than the BCIGCI (as measured by effective duration), during a period of declining interest rates. On average, over the past 12 months, the portfolio's interest sensitivity was approximately 92% of the benchmark. Treasury Note futures played a role throughout the reporting period in controlling interest rate and yield curve exposures. These derivatives very slightly detracted from performance.

Annual Shareholder Report

1	Barclays Capital Intermediate Government/Credit Index is a market weighted performance benchmark for corporate fixed-rate debt issues with maturities between one and 10 years. The index is unmanaged and investments cannot be made directly in an index.
2	Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices.
3	The value of some mortgage-backed securities may be particularly sensitive to changes in prevailing interest rates, and although the securities are generally supported by some form of government or private insurance, there is no assurance that private guarantors or insurers will meet their obligations.
4	Investment-grade securities and noninvestment-grade securities may either be: (a) rated by a nationally recognized statistical ratings organization or rating agency; or (b) unrated securities that the Fund's investment adviser believes are of comparable quality. The ratings agencies that provide the ratings for rated securities include Standard and Poor's, Moody's Investor Services, Inc. and Fitch Rating Service. When ratings vary, the highest rating is used. Credit ratings of AA or better are considered to be high credit quality; credit ratings of A are considered high or medium/good quality and credit ratings of BBB are considered to be good credit quality, and the lowest category of investment grade securities. Credit ratings of BB and below are lower-rated, noninvestment-grade securities or junk bonds, and credit ratings of CCC or below have high default risk. Any credit quality breakdown does not give effect to the impact of any credit derivative investments made by the Fund. Credit ratings are an indication of the risk that a security will default. They do not protect a security from credit risk. Lower-rated bonds typically offer higher yields to help compensate investors for the increased risk associated with them. Among these risks are lower creditworthiness, greater price volatility, more risk to principal and income than with higher-rated securities and increased possibilities of default.
5	Duration is a measure of a security's price sensitivity to change in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter duration.
Annual Shareholder Report

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT

The Average Annual Total Return table below shows returns for each class averaged over the stated periods. The graphs below illustrate the hypothetical investment of $10,0001 in the Federated Intermediate Government/Corporate Fund (the “Fund”) from September 2, 2005 (start of performance) to August 31, 2011, compared to the Barclays Capital Intermediate Government/Credit Index (BCIGCI).2

Average Annual Total Returns for the Periods Ended 8/31/2011

Share Class	1 Year	5 Years	Start of Performance*
IS	3.90%	6.70%	5.88%
SS	3.64%	6.43%	5.62%
*	The Fund's Institutional Shares and Institutional Service Shares start of performance date was September 2, 2005.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

Annual Shareholder Report

GROWTH OF A $10,000 INVESTMENT – INSTITUTIONAL SHARES

GROWTH OF A $10,000 INVESTMENT – INSTITUTIONAL service SHARES

1	The Fund's performance assumes the reinvestment of all dividends and distributions. The BCIGCI has been adjusted to reflect reinvestment of dividends on securities in the index.
2	The BCIGCI is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The BCIGCI is a market value weighted performance benchmark for government and corporate fixed-rate debt issues with maturities between one and ten years. The index is unmanaged, and unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)

At August 31, 2011, the Fund's portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets[2]
Corporate Debt Securities	33.6%
U.S. Treasury Securities	30.1%
Government Agencies	16.7%
Asset-Backed Securities	7.6%
Collateralized Mortgage Obligations	5.8%
Derivative Contracts[3,4]	(0.0)%
Cash Equivalents[5]	7.9%
Other Assets and Liabilities — Net[6]	(1.7)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
4	Represents less then 0.1%.
5	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
6	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report

Portfolio of Investments

August 31, 2011

Principal Amount or Shares		Value
	Corporate Bonds – 33.6%
	Basic Industry - Chemicals – 1.1%
$125,000	Dow Chemical Co., Note, 8.550%, 5/15/2019	162,600
8,000	Du Pont (E.I.) de Nemours & Co., 5.000%, 1/15/2013	8,452
20,000	Praxair, Inc., 4.625%, 3/30/2015	22,240
50,000	RPM International, Inc., 6.500%, 2/15/2018	55,357
100,000	RPM International, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2019	110,568
35,000	Rohm & Haas Co., 6.000%, 9/15/2017	40,025
	TOTAL	399,242
	Basic Industry - Metals & Mining – 1.5%
35,000	Alcoa, Inc., Sr. Unsecd. Note, 5.400%, 4/15/2021	35,100
100,000	Alcoa, Inc., Sr. Unsecd. Note, 6.750%, 7/15/2018	109,072
120,000	Allegheny Technologies, Inc., Sr. Note, 9.375%, 6/1/2019	155,919
100,000	ArcelorMittal, Sr. Unsecd. Note, 5.250%, 8/5/2020	97,626
50,000	BHP Finance (USA), Inc., Company Guarantee, 6.500%, 4/1/2019	61,956
50,000	Barrick Gold Corp., Sr. Unsecd. Note, 6.950%, 4/1/2019	61,530
50,000	Carpenter Technology Corp., Sr. Unsecd. Note, 5.200%, 7/15/2021	53,010
	TOTAL	574,213
	Basic Industry - Paper – 0.7%
125,000	International Paper Co., Sr. Unsecd. Note, 7.500%, 8/15/2021	148,804
100,000	Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 10/1/2019	113,398
	TOTAL	262,202
	Capital Goods - Aerospace & Defense – 0.4%
50,000	Embraer Overseas Ltd., Sr. Unsecd. Note, 6.375%, 1/24/2017	54,750
100,000	Goodrich Corp., Sr. Unsecd. Note, 3.600%, 2/1/2021	101,136
	TOTAL	155,886
	Capital Goods - Building Materials – 0.5%
125,000	Masco Corp., Sr. Unsecd. Note, 7.125%, 3/15/2020	123,438
50,000	Valmont Industries, Inc., Sr. Unsecd. Note, 6.625%, 4/20/2020	57,865
	TOTAL	181,303
	Capital Goods - Construction Machinery – 0.1%
25,000	Caterpillar, Inc., 7.000%, 12/15/2013	28,425
	Capital Goods - Diversified Manufacturing – 0.5%
15,000	Dover Corp., Note, 5.450%, 3/15/2018	17,569
10,000	Emerson Electric Co., 4.875%, 10/15/2019	11,423
50,000	Harsco Corp., 5.750%, 5/15/2018	56,977
Annual Shareholder Report

Principal Amount or Shares			Value
$10,000	[1,2]	Hutchison Whampoa International Ltd., 6.500%, 2/13/2013	10,615
50,000		Ingersoll-Rand Global Holding Co. Ltd., 6.875%, 8/15/2018	60,861
40,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, 6.000%, 2/15/2067	31,800
		TOTAL	189,245
		Capital Goods - Environmental – 0.2%
50,000		Waste Management, Inc., 7.375%, 3/11/2019	63,002
		Communications - Media & Cable – 1.0%
100,000		Comcast Corp., Company Guarantee, 5.700%, 5/15/2018	115,660
45,000		Comcast Corp., Company Guarantee, 6.500%, 1/15/2017	53,300
50,000		Cox Communications, Inc., 7.125%, 10/1/2012	53,390
150,000		Time Warner Cable, Inc., Company Guarantee, 6.750%, 6/15/2039	168,919
		TOTAL	391,269
		Communications - Telecom Wireless – 0.5%
75,000		America Movil S.A.B. de C.V., Note, 5.750%, 1/15/2015	84,620
50,000		American Tower Corp., Sr. Unsecd. Note, 4.500%, 1/15/2018	51,684
10,000		Vodafone Group PLC, 5.350%, 2/27/2012	10,216
40,000		Vodafone Group PLC, Note, 5.625%, 2/27/2017	46,443
		TOTAL	192,963
		Communications - Telecom Wirelines – 1.4%
25,000		AT&T, Inc., 6.700%, 11/15/2013	27,937
110,000		CenturyLink, Inc., Sr. Note, 6.150%, 9/15/2019	108,556
55,000		CenturyLink, Inc., Sr. Unsecd. Note, 6.450%, 6/15/2021	53,592
20,000		France Telecom SA, Sr. Unsecd. Note, 5.375%, 7/8/2019	22,406
125,000		Rogers Communications, Inc., Company Guarantee, 6.800%, 8/15/2018	152,932
29,000		Telefonica SA, Sr. Note, 5.855%, 2/4/2013	30,054
125,000		Verizon Communications, Inc., Sr. Unsecd. Note, 6.100%, 4/15/2018	148,363
		TOTAL	543,840
		Consumer Cyclical - Automotive – 0.3%
100,000	[1,2]	Nissan Motor Acceptance Corp., Note, 4.500%, 1/30/2015	107,352
		Consumer Cyclical - Entertainment – 0.8%
125,000		Time Warner, Inc., Company Guarantee, 6.875%, 6/15/2018	150,148
55,000		Viacom, Inc., Sr. Unsecd. Note, 3.500%, 4/1/2017	56,829
100,000		Walt Disney Co., Sr. Unsecd. Note, Series MTN, 3.750%, 6/1/2021	107,238
		TOTAL	314,215
Annual Shareholder Report

Principal Amount or Shares			Value
		Consumer Cyclical - Lodging – 0.6%
$150,000		Choice Hotels International, Inc., Company Guarantee, 5.700%, 8/28/2020	160,965
50,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 6.000%, 12/1/2016	52,884
		TOTAL	213,849
		Consumer Cyclical - Retailers – 0.3%
20,000		CVS Caremark Corp., Sr. Unsecd. Note, 5.750%, 6/1/2017	23,045
25,000		Home Depot, Inc., Sr. Unsecd. Note, 5.950%, 4/1/2041	27,102
60,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 5.750%, 2/15/2018	60,150
		TOTAL	110,297
		Consumer Non-Cyclical - Food/Beverage – 0.9%
10,000	[1,2]	Coca-Cola Company, Sr. Note, Series 144A, 1.800%, 9/1/2016	10,092
40,000		General Mills, Inc., Note, 5.700%, 2/15/2017	47,137
20,000		Kellogg Co., Sr. Unsub., 5.125%, 12/3/2012	21,065
110,000		Kraft Foods, Inc., Sr. Unsecd. Note, 6.125%, 2/1/2018	130,231
25,000		PepsiCo, Inc., 4.650%, 2/15/2013	26,458
110,000		Ralcorp Holdings, Inc., Sr. Secd. Note, 6.625%, 8/15/2039	108,005
		TOTAL	342,988
		Consumer Non-Cyclical - Health Care – 1.0%
175,000		Boston Scientific Corp., 4.500%, 1/15/2015	185,095
50,000		CareFusion Corp., Sr. Unsecd. Note, 6.375%, 8/1/2019	59,615
35,000		Covidien International Finance SA, 5.450%, 10/15/2012	36,837
100,000		Life Technologies Corp., Sr. Note, 6.000%, 3/1/2020	109,440
		TOTAL	390,987
		Consumer Non-Cyclical - Pharmaceuticals – 0.5%
25,000		Bio-Rad Laboratories, Inc., Sr. Unsecd. Note, 4.875%, 12/15/2020	26,031
150,000		Gilead Sciences, Inc., Sr. Unsecd. Note, 4.500%, 4/1/2021	159,733
		TOTAL	185,764
		Consumer Non-Cyclical - Products – 0.3%
100,000		Whirlpool Corp., Note, 8.000%, 5/1/2012	104,434
		Consumer Non-Cyclical - Supermarkets – 0.9%
25,000		Kroger Co., 5.000%, 4/15/2013	26,523
150,000		Kroger Co., 7.500%, 1/15/2014	172,228
100,000		Kroger Co., Note, 6.800%, 12/15/2018	123,926
		TOTAL	322,677
		Consumer Non-Cyclical - Tobacco – 0.3%
45,000		Altria Group, Inc., 9.250%, 8/6/2019	59,094
Annual Shareholder Report

Principal Amount or Shares			Value
$50,000		Philip Morris International, Inc., 5.65%, 5/16/2018	59,139
		TOTAL	118,233
		Energy - Independent – 0.7%
70,000		Devon Energy Corp., 6.300%, 1/15/2019	84,380
150,000		Petroleos Mexicanos, Company Guarantee, Series WI, 4.875%, 3/15/2015	161,381
		TOTAL	245,761
		Energy - Integrated – 1.0%
150,000		BP Capital Markets PLC, Company Guarantee, 3.125%, 10/1/2015	157,229
100,000		BP Capital Markets PLC, Company Guarantee, 4.742%, 3/11/2021	109,219
100,000		Petrobras International Finance Co., Company Guarantee, 6.750%, 1/27/2041	113,500
		TOTAL	379,948
		Energy - Oil Field Services – 0.3%
125,000		Nabors Industries, Inc., Company Guarantee, 5.000%, 9/15/2020	128,810
		Energy - Refining – 1.0%
100,000	[1,2]	Marathon Petroleum Corp., Sr. Unsecd. Note, Series 144A, 6.500%, 3/1/2041	107,510
200,000		Valero Energy Corp., 9.375%, 3/15/2019	263,140
		TOTAL	370,650
		Financial Institution - Banking – 3.9%
40,000		Associated Banc-Corp., Sr. Unsecd. Note, 5.125%, 3/28/2016	41,777
50,000		Astoria Financial Corp., Note, 5.750%, 10/15/2012	51,922
25,000		Bank of America Corp., Sr. Note, 5.375%, 6/15/2014	26,249
50,000		Bank of America Corp., Sr. Note, 7.375%, 5/15/2014	54,733
150,000		Bank of America Corp., Sr. Unsecd. Note, 7.625%, 6/1/2019	170,181
60,000		Capital One Capital IV, 6.745%, 2/17/2037	58,875
25,000		Capital One Capital V, 10.250%, 8/15/2039	26,109
25,000		Capital One Financial Corp., Sr. Note, 7.375%, 5/23/2014	28,121
150,000		Citigroup, Inc., Note, 4.750%, 5/19/2015	157,230
150,000		Citigroup, Inc., Sr. Note, 5.375%, 8/9/2020	158,512
100,000		City National Corp., Note, 5.250%, 9/15/2020	103,682
100,000		J.P. Morgan Chase & Co., Sr. Unsecd. Note, 6.300%, 4/23/2019	114,788
150,000		Merrill Lynch & Co., Inc., Sr. Unsecd. Note, 6.050%, 8/15/2012	154,204
120,000		Morgan Stanley, Sr. Unsecd. Note, 5.950%, 12/28/2017	124,939
50,000		PNC Funding Corp., Sub. Note, 5.625%, 2/1/2017	55,370
100,000	[1,2]	Santander US Debt SA Unipersonal, Bank Guarantee, Series 144A, 3.781%, 10/7/2015	89,171
Annual Shareholder Report

Principal Amount or Shares			Value
$45,000		SunTrust Banks, Inc., Sr. Unsecd. Note, 3.600%, 4/15/2016	45,625
		TOTAL	1,461,488
		Financial Institution - Brokerage – 1.4%
75,000		BlackRock, Inc., 6.250%, 9/15/2017	88,799
15,000		Charles Schwab Corp., Sr. Unsecd. Note, 4.950%, 6/1/2014	16,530
20,000		Eaton Vance Corp., 6.500%, 10/2/2017	23,556
10,000		Janus Capital Group, Inc., Sr. Note, 6.700%, 6/15/2017	10,973
170,000		Jefferies Group, Inc., Sr. Unsecd. Note, 8.500%, 7/15/2019	202,665
150,000		Raymond James Financial, Inc., 8.600%, 8/15/2019	182,397
		TOTAL	524,920
		Financial Institution - Finance Noncaptive – 1.6%
25,000		American Express Co., 4.875%, 7/15/2013	26,578
100,000		American Express Co., Note, 2.750%, 9/15/2015	102,001
25,000		American Express Co., Sr. Unsecd. Note, 8.125%, 5/20/2019	32,159
290,000		General Electric Capital Corp., 5.625%, 5/1/2018	319,969
150,000		International Lease Finance Corp., Sr. Unsecd. Note, 5.750%, 5/15/2016	138,308
		TOTAL	619,015
		Financial Institution - Insurance - Health – 0.2%
75,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 6.000%, 2/15/2018	88,618
		Financial Institution - Insurance - Life – 1.2%
150,000		American International Group, Inc., Sr. Unsecd. Note, 3.650%, 1/15/2014	149,097
40,000	[1,2]	Massachusetts Mutual Life Insurance Co., Sub. Note, 8.875%, 6/1/2039	58,601
150,000		MetLife, Inc., Sr. Unsecd. Note, Series A, 6.817%, 8/15/2018	176,868
50,000	[1,2]	Pacific Life Global Funding, Sr. Secd. Note, 5.150%, 4/15/2013	52,917
		TOTAL	437,483
		Financial Institution - Insurance - P&C – 1.4%
25,000		ACE INA Holdings, Inc., 5.600%, 5/15/2015	27,907
100,000		Berkshire Hathaway, Inc., Floating Rate Note — Sr. Note, Series FRN, 0.990%, 8/15/2014	100,301
100,000		CNA Financial Corp., Sr. Unsecd. Note, 7.350%, 11/15/2019	114,104
50,000		Chubb Corp., Sr. Note, 5.750%, 5/15/2018	58,440
30,000		Horace Mann Educators Corp., Sr. Note, 6.850%, 4/15/2016	33,466
75,000	[1,2]	Liberty Mutual Group, Inc., Unsecd. Note, 5.750%, 3/15/2014	79,045
60,000	[1,2]	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 8/15/2039	73,868
Annual Shareholder Report

Principal Amount or Shares			Value
$25,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.500%, 12/1/2015	28,187
		TOTAL	515,318
		Financial Institution - REITs – 0.8%
20,000		Equity One, Inc., Bond, 6.000%, 9/15/2017	20,880
115,000		Liberty Property LP, 6.625%, 10/1/2017	134,172
100,000		Regency Centers LP, Company Guarantee, 4.800%, 4/15/2021	101,645
50,000		Simon Property Group LP, 6.750%, 5/15/2014	56,290
		TOTAL	312,987
		Sovereign – 0.5%
150,000		Corp Andina De Fomento, Note, 8.125%, 6/4/2019	187,057
		Technology – 1.6%
120,000		Cisco Systems, Inc., Sr. Unsecd. Note, 3.150%, 3/14/2017	126,149
115,000		Dell Computer Corp., Deb., 7.100%, 4/15/2028	139,088
150,000		Fiserv, Inc., Sr. Note, 6.800%, 11/20/2017	177,010
50,000		Harris Corp., 5.950%, 12/1/2017	58,421
25,000		Hewlett-Packard Co., Note, 5.400%, 3/1/2017	28,487
50,000		Hewlett-Packard Co., Sr. Unsecd. Note, 5.500%, 3/1/2018	57,004
		TOTAL	586,159
		Transportation - Railroads – 0.1%
25,000		Burlington Northern Santa Fe Corp., 4.875%, 1/15/2015	27,630
25,000		Union Pacific Corp., 4.875%, 1/15/2015	27,716
		TOTAL	55,346
		Transportation - Services – 0.5%
40,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., 6.375%, 10/15/2017	47,360
150,000		Ryder System, Inc., Sr. Unsecd. Note, 3.150%, 3/2/2015	155,826
		TOTAL	203,186
		Utility - Electric – 2.3%
25,000		Commonwealth Edison Co., 1st Mtg. Bond, 5.800%, 3/15/2018	29,024
20,000		Consolidated Edison Co., Sr. Unsecd. Note, 5.500%, 9/15/2016	23,592
20,000	[1,2]	Electricite De France SA, 5.500%, 1/26/2014	21,613
190,000		FirstEnergy Solutions Corp., Company Guarantee, 6.050%, 8/15/2021	208,423
30,123	[1,2]	Great River Energy, 1st Mtg. Note, 5.829%, 7/1/2017	33,852
100,000		KCP&L Greater Missouri Operations Co., Sr. Unsecd. Note, 11.875%, 7/1/2012	108,456
220,000		National Rural Utilities Cooperative Finance Corp., 5.450%, 2/1/2018	256,054
10,000		Northern States Power Co., MN, 1st Mtg. Bond, 5.250%, 3/1/2018	11,754
100,000		UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/1/2020	100,100
Annual Shareholder Report

Principal Amount or Shares			Value
$25,000		Union Electric Co., 6.000%, 4/1/2018	29,343
35,000		Virginia Electric & Power Co., Sr. Unsecd. Note, 5.100%, 11/30/2012	36,841
		TOTAL	859,052
		Utility - Natural Gas Distributor – 0.7%
10,000		Atmos Energy Corp., 5.125%, 1/15/2013	10,562
100,000		Atmos Energy Corp., 8.500%, 3/15/2019	135,173
75,000		Sempra Energy, Sr. Unsecd. Note, 9.800%, 2/15/2019	105,941
25,000		Southern California Gas Co., 1st Mtg. Bond, 5.500%, 3/15/2014	27,920
		TOTAL	279,596
		Utility - Natural Gas Pipelines – 0.6%
50,000		Duke Capital Corp., Sr. Note, 6.250%, 2/15/2013	53,329
40,000		Enbridge, Inc., Sr. Note, 5.600%, 4/1/2017	45,955
20,000		Enterprise Products Operating LLC, Company Guarantee, Series O, 9.750%, 1/31/2014	23,522
25,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.850%, 9/15/2012	26,248
50,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.850%, 2/15/2020	59,163
		TOTAL	208,217
		TOTAL CORPORATE BONDS (IDENTIFIED COST $12,135,135)	12,655,997
		Asset-Backed Securities – 7.6%
300,000	[1,2]	Ally Master Owner Trust 2010-1, Class A, 1.957%, 1/15/2015	304,364
250,000		Ally Master Owner Trust 2011-1 A1, Class A1, 1.077%, 1/15/2016	250,777
135,000		American Express Credit Account Master Trust, Class B, 0.477%, 3/16/2015	134,675
295,000	[1,2]	BMW Floorplan Master Owner Trust 2009-1, Class A, 1.357%, 9/15/2014	297,462
305,000		Chase Issuance Trust 2006-C4, Class C4, 0.497%, 1/15/2014	305,124
300,000		Citibank Credit Card Issuance Trust, Class C3, 0.617%, 7/15/2014	298,948
300,000	[1,2]	Citibank Omni Master Trust 2009-A8, Class A8, 2.307%, 5/16/2016	303,014
300,000		Ford Credit Floorplan Master Owner Trust 2011-1 , Class A2, 0.807%, 2/15/2016	300,209
100,000		Nissan Auto Lease Trust 2011-A, Class A2B, 0.387%, 1/15/2014	100,063
300,000		Nissan Master Owner Trust Receivables 2010-AA, Class A, 1.357%, 1/15/2015	305,246
250,000	[1,2]	SMART Series 2011-1US Trust, Class A2B, 0.957%, 4/14/2013	250,032
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $2,848,048)	2,849,914
Annual Shareholder Report

Principal Amount or Shares			Value
		Collateralized Mortgage Obligations – 5.3%
		Commercial Mortgage – 5.0%
$492,012	[1,2]	Commercial Mortgage Pass-Through Certificates 2010-C1, Class A1, 3.156%, 7/10/2046	496,919
250,000	[1,2]	Commercial Mortgage Pass-Through Certificates 2010-C1, Class A3, 4.205%, 7/10/2046	245,063
195,127	[1,2]	JP Morgan Chase Commercial Mortgage Securities 2010-C1, Class A1, 3.853%, 6/15/2043	201,043
100,000	[1,2]	JP Morgan Chase Commercial Mortgage Securities 2010-C2, Class A3, 4.070%, 11/15/2043	96,742
111,000		Merrill Lynch Mortgage Trust 2008-C1, Class A4, 5.690%, 2/12/2051	116,698
100,000	[1,2]	Morgan Stanley Capital I 2011-C1, Class B, 5.4229%, 9/15/2047	100,638
139,404		NCUA Guaranteed Notes 2010-C1, Class A1, 1.600%, 10/29/2020	140,406
190,475	[1,2]	Wells Fargo Commercial Mortgage Trust 2010-C1, Class A1, 3.349%, 11/15/2043	192,552
300,000	[1,2]	Wells Fargo Commercial Mortgage Trust 2010-C1, Class A2, 4.393%, 11/15/2043	302,394
		TOTAL	1,892,455
		Government Agency – 0.3%
100,000	[1,2]	Federal Home Loan Mortgage Corp., Class B, 4.998%, 5/10/2021	96,879
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $1,987,541)	1,989,334
		GOVERNMENT AGENCIES – 10.2%
		Federal National Mortgage Association – 10.2%
2,200,000		Federal National Mortgage Association, Note, 2.750%, 2/5/2014	2,322,798
1,500,000		Federal National Mortgage Association, 1.250%, 9/28/2016	1,497,462
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $3,795,350)	3,820,260
		U.S. Treasury – 30.1%
750,000		United States Treasury Bond, 3.750%, 8/15/2041	768,750
928,710		U.S. Treasury Inflation-Protected Note, 1.125%, 1/15/2021	1,017,445
3,300,000		United States Treasury Note, 1.250%, 9/30/2015	3,380,437
600,000		United States Treasury Note, 3.125%, 5/15/2021	649,171
1,250,000		United States Treasury Note, 1.500%, 7/31/2016	1,283,986
300,000	[3]	United States Treasury Note, 2.125%, 11/30/2014	316,688
3,200,000		United States Treasury Note, 2.375%, 8/31/2014	3,393,846
500,000		United States Treasury Note, 2.625%, 8/15/2020	523,825
		TOTAL U.S. TREASURY (IDENTIFIED COST $10,994,400)	11,334,148
Annual Shareholder Report

Principal Amount or Shares			Value
		MUTUAL FUNDS – 14.0%[4]
250,893		Federated Mortgage Core Portfolio	2,569,141
2,716,855	[5]	Federated Prime Value Obligations Fund, Institutional Shares, 0.13%	2,716,855
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $5,263,450)	5,285,996
		TOTAL INVESTMENTS — 100.8% (IDENTIFIED COST $37,023,924)[6]	37,935,649
		OTHER ASSETS AND LIABILITIES - NET — (0.8)%[7]	(299,255)
		TOTAL NET ASSETS — 100%	$37,636,394

At August 31, 2011, the Fund had the following outstanding futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
[8] United States Treasury Notes, 5-Year Short Futures	30	$3,676,406	December 2011	$(2,643)

Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities — Net.”

1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At August 31, 2011, these restricted securities amounted to $3,610,898, which represented 9.6% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At August 31, 2011, these liquid restricted securities amounted to $3,610,898, which represented 9.6% of total net assets.
3	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding short futures contracts.
4	Affiliated holdings.
5	7-Day net yield.
6	The cost of investments for federal tax purposes amounts to $37,024,197.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
8	Non-income producing security.

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2011.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

Annual Shareholder Report

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2011, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds*	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$ —	$12,655,997	$ —	$12,655,997
Asset-Backed Securities	—	2,849,914	—	2,849,914
Collateralized Mortgage Obligations	—	1,989,334	—	1,989,334
Government Agencies	—	3,820,260	—	3,820,260
U.S. Treasury	—	11,334,148	—	11,334,148
Mutual Funds	5,285,996	—	—	5,285,996
TOTAL SECURITIES	$5,285,996	$32,649,653	$ —	$37,935,649
OTHER FINANCIAL INSTRUMENTS**	$(2,643)	$ —	$ —	$(2,643)
*	Federated Mortgage Core Portfolio is an affiliated holding offered only to registered investment companies and other accredited investors.
**	Other financial instruments include futures contracts.

The following acronyms are used throughout this portfolio:

FRN	— Floating Rate Note
MTN	— Medium Term Note
REITs	— Real Estate Investment Trusts

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Financial Highlights – Institutional Shares

(For a Share Outstanding Throughout Each Period)

Year Ended August 31	2011	2010[1]	2009	2008	2007
Net Asset Value, Beginning of Period	$10.41	$9.97	$10.14	$9.83	$9.75
Income From Investment Operations:
Net investment income	0.28	0.41	0.36	0.47	0.46
Net realized and unrealized gain on investments and futures contracts	0.12	0.64	0.14	0.29	0.08
TOTAL FROM INVESTMENT OPERATIONS	0.40	1.05	0.50	0.76	0.54
Less Distributions:
Distributions from net investment income	(0.27)	(0.42)	(0.38)	(0.45)	(0.46)
Distributions from net realized gain on investments and futures contracts	(0.03)	(0.19)	(0.29)	—	—
TOTAL DISTRIBUTIONS	(0.30)	(0.61)	(0.67)	(0.45)	(0.46)
Net Asset Value, End of Period	$10.51	$10.41	$9.97	$10.14	$9.83
Total Return[2]	3.90%	10.90%	5.28%	7.85%	5.69%
Ratios to Average Net Assets:
Net expenses	0.30%	0.30%	0.30%	0.30%	0.31%
Net investment income	2.58%	3.84%	3.62%	4.66%	4.73%
Expense waiver/reimbursement[3]	1.53%	5.08%	3.18%	2.26%	1.58%
Supplemental Data:
Net assets, end of period (000 omitted)	$32,703	$6,621	$8,502	$50	$4,926
Portfolio turnover	103%	66%	205%	50%	51%
1	Beginning with the year ended August 31, 2010, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Financial Highlights – Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

Year Ended August 31	2011	2010[1]	2009	2008	2007
Net Asset Value, Beginning of Period	$10.41	$9.97	$10.14	$9.83	$9.75
Income From Investment Operations:
Net investment income	0.25	0.38	0.36	0.43	0.44
Net realized and unrealized gain on investments and futures contracts	0.13	0.65	0.12	0.31	0.08
TOTAL FROM INVESTMENT OPERATIONS	0.38	1.03	0.48	0.74	0.52
Less Distributions:
Distributions from net investment income	(0.25)	(0.40)	(0.36)	(0.43)	(0.44)
Distributions from net realized gain on investments and futures contracts	(0.03)	(0.19)	(0.29)	—	—
TOTAL DISTRIBUTIONS	(0.28)	(0.59)	(0.65)	(0.43)	(0.44)
Net Asset Value, End of Period	$10.51	$10.41	$9.97	$10.14	$9.83
Total Return[2]	3.64%	10.63%	5.03%	7.58%	5.43%
Ratios to Average Net Assets:
Net expenses	0.55%	0.55%	0.55%	0.55%	0.55%
Net investment income	2.35%	3.72%	3.82%	4.24%	4.48%
Expense waiver/reimbursement[3]	1.68%	5.40%	4.08%	2.26%	1.59%
Supplemental Data:
Net assets, end of period (000 omitted)	$4,934	$1,613	$1,522	$9,116	$18,887
Portfolio turnover	103%	66%	205%	50%	51%
1	Beginning with the year ended August 31, 2010, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Statement of Assets and Liabilities

August 31, 2011

Assets:
Total investments in securities, at value including $5,285,996 of investments in affiliated holdings (Note 5) (identified cost $37,023,924)		$37,935,649
Income receivable		214,033
Receivable for shares sold		80,486
Receivable for daily variation margin		3,984
TOTAL ASSETS		38,234,152
Liabilities:
Payable for investments purchased	$521,765
Payable for shares redeemed	5,096
Income distribution payable	15,928
Payable for transfer and dividend disbursing agent fees and expenses	13,709
Payable for shareholder services fee (Note 5)	780
Payable for auditing fees	21,000
Payable for Directors'/Trustees' fees	176
Accrued expenses	19,304
TOTAL LIABILITIES		597,758
Net assets for 3,581,239 shares outstanding		$37,636,394
Net Assets Consist of:
Paid-in capital		$36,884,561
Net unrealized appreciation of investments and futures contracts		909,082
Accumulated net realized loss on investments and futures contracts		(157,509)
Undistributed net investment income		260
TOTAL NET ASSETS		$37,636,394
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$32,702,785 ÷ 3,111,769 shares outstanding, no par value, unlimited shares authorized		$10.51
Institutional Service Shares:
$4,933,609 ÷ 469,470 shares outstanding, no par value, unlimited shares authorized		$10.51

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Statement of Operations

Year Ended August 31, 2011

Investment Income:
Dividends received from affiliated holdings (Note 5)			$75,206
Interest			742,533
TOTAL INCOME			817,739
Expenses:
Investment adviser fee (Note 5)		$113,421
Administrative fee (Note 5)		190,000
Custodian fees		8,738
Transfer and dividend disbursing agent fees and expenses		43,234
Directors'/Trustees' fees		3,749
Auditing fees		22,969
Legal fees		6,369
Portfolio accounting fees		73,178
Shareholder services fee (Note 5)		4,069
Account administration fee (Note 2)		1,476
Share registration costs		36,731
Printing and postage		20,720
Insurance premiums		4,145
Miscellaneous		984
TOTAL EXPENSES		529,783
Waivers and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(113,421)
Waiver of administrative fee	(34,716)
Reimbursement of other operating expenses	(289,646)
TOTAL WAIVERS AND REIMBURSEMENTS		(437,783)
Net expenses			92,000
Net investment income			725,739
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments (including net realized loss of $12,621 on sales of investments in an affiliated holding)(Note 5)			188,586
Net realized loss on futures contracts			(219,983)
Net change in unrealized appreciation of investments			237,700
Net change in unrealized depreciation of futures contracts			3,526
Net realized and unrealized gain on investments and futures contracts			$209,829
Change in net assets resulting from operations			$935,568

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Statement of Changes in Net Assets

Year Ended August 31	2011	2010
Increase (Decrease) in Net Assets
Operations:
Net investment income	$725,739	$294,997
Net realized gain (loss) on investments and futures contracts	(31,397)	33,651
Net change in unrealized appreciation/depreciation of investments and futures contracts	241,226	445,097
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	935,568	773,745
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(669,549)	(247,913)
Institutional Service Shares	(52,069)	(58,175)
Distributions from net realized gain on investments and futures contracts
Institutional Shares	(64,358)	(77,379)
Institutional Service Shares	(4,339)	(28,548)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(790,315)	(412,015)
Share Transactions:
Proceeds from sale of shares	45,406,251	8,289,202
Net asset value of shares issued to shareholders in payment of distributions declared	602,996	254,683
Cost of shares redeemed	(16,751,686)	(10,695,599)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	29,257,561	(2,151,714)
Change in net assets	29,402,814	(1,789,984)
Net Assets:
Beginning of period	8,233,580	10,023,564
End of period (including undistributed (distributions in excess of) net investment income of $260 and $(3,861), respectively)	$37,636,394	$8,233,580

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Notes to Financial Statements

August 31, 2011

1. ORGANIZATION

Federated Institutional Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of three diversified portfolios. The financial statements included herein are only those of Federated Intermediate Government/Corporate Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide total return.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Annual Shareholder Report

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Annual Shareholder Report

Repurchase Agreements

The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares and Institutional Service Shares may bear distribution services fees, shareholder services fees and account administration fees unique to those classes. For the year ended August 31, 2011, account administration fees for the Fund were as follows:

Account Administration Fees Incurred
Institutional Service Shares	$1,476

Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Annual Shareholder Report

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities, other than mortgage-backed securities, are amortized/accreted using the effective interest rate method. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended August 31, 2011, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of August 31, 2011, tax years 2008 through 2011 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund periodically purchases and sells financial futures contracts to manage cash flows, enhance yield, manage duration to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments. The average notional amount of long and short Futures contracts held by the Fund throughout the period was $824,306 and $4,068,728, respectively. This is based on amounts held as of each month end throughout the fiscal period.

Annual Shareholder Report

Additional Disclosure Related to Derivative Instruments

Fair Value of Derivative Instruments
Asset
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Receivable for daily variation margin	$(2,643)*
*	Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended August 31, 2011

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures
Interest rate contracts	$(219,983)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures
Interest rate contracts	$3,526

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Annual Shareholder Report

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Year Ended August 31	2011		2010
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	3,918,036	$40,999,399	787,110	$7,965,940
Shares issued to shareholders in payment of distributions declared	55,901	580,318	21,484	217,337
Shares redeemed	(1,498,364)	(15,616,289)	(1,024,860)	(10,359,048)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	2,475,573	$25,963,428	(216,266)	$(2,175,771)
Year Ended August 31	2011		2010
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	421,323	$4,406,852	31,723	$323,262
Shares issued to shareholders in payment of distributions declared	2,182	22,678	3,714	37,346
Shares redeemed	(108,981)	(1,135,397)	(33,083)	(336,551)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	314,524	$3,294,133	2,354	$24,057
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	2,790,097	$29,257,561	(213,912)	$(2,151,714)

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended August 31, 2011 and 2010, was as follows:

	2011	2010
Ordinary income[1]	$790,315	$412,015
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

As of August 31, 2011, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income[2]	$56,316
Undistributed long term capital gains	$4,623
Net unrealized appreciation	$911,452
Capital loss deferrals	$(220,558)

2	For tax purposes, short-term capital gains are treated as ordinary income for distribution purposes.
Annual Shareholder Report

At August 31, 2011, the cost of investments for federal tax purposes was $37,024,197. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $911,452. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,046,655 and net unrealized depreciation from investments for those securities having an excess of cost over value of $135,203.

As of August 31, 2011, for federal income tax purposes, the fund had $220,558 in straddle loss deferrals.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the year ended August 31, 2011, the Adviser voluntarily waived $109,614 of its fee and voluntarily reimbursed $289,646 of other operating expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended August 31, 2011, FAS waived $34,716 of its fee. The net fee paid to FAS was 0.548% of average daily net assets of the Fund. The Fund is currently being charged the minimum administrative fee; therefore the fee as a percentage of average daily net assets is greater than the amounts presented in the chart above.

Annual Shareholder Report

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Institutional Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.05% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended August 31, 2011, the Fund's Institutional Service Shares did not incur a distribution services fee; however it may begin to incur this fee upon approval of the Trustees.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Institutional Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the year ended August 31, 2011, Service Fees for the Fund were as follows:

Service Fees Incurred
Institutional Service Shares	$4,069

For the year ended August 31, 2011, FSSC did not receive ay fees paid by the Fund.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares and Institutional Service Shares (after the voluntary waivers and reimbursements) will not exceed 0.30% and 0.55% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) November 1, 2012; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Annual Shareholder Report

Transactions Involving Affiliated Holdings

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the year ended August 31, 2011, the Adviser reimbursed $3,807. Transactions involving the affiliated holdings during the year ended August 31, 2011, were as follows:

	Federated Mortgage Core Portfolio	Federated Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Balance of Shares Held 8/31/2010	—	1,657,244	1,657,244
Purchases/Additions	424,679	51,180,292	51,604,971
Sales/Reductions	173,786	50,120,681	50,294,467
Balance of Shares Held 8/31/2011	250,893	2,716,855	2,967,748
Value	$2,569,141	$2,716,855	$5,285,996
Dividend Income	$69,216	$5,990	$75,206

6. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended August 31, 2011, were as follows:

Purchases	$18,008,472
Sales	$2,438,556

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of August 31, 2011, there were no outstanding loans. During the year ended August 31, 2011, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of August 31, 2011, there were no outstanding loans. During the year ended August 31, 2011, the program was not utilized.

Annual Shareholder Report

9. recent accounting pronouncements

In April 2011, the Financial Accounting Standards Board (FASB) released Accounting Standards Update (ASU) No. 2011-03, “Reconsideration of Effective Control for Repurchase Agreements.” This ASU amends FASB Accounting Standards Codification (ASC) Topic 860, “Transfers and Servicing”; specifically the criteria required to determine whether a repurchase agreement and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. At this time, management is evaluating the implications of adopting ASU No. 2011-03 and its impact on the Fund's financial statements and the accompanying notes, net assets and results of operations.

In addition, in May 2011, FASB released ASU No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” This ASU amends FASB ASC Topic 820, “Fair Value Measurement,” to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. At this time, management is evaluating the implications of adopting ASU No. 2011-04 and its impact on the Fund's financial statements and the accompanying notes.

10. Subsequent events

On May 31, 2011, a supplement to the Fund's Prospectus and Statement of Additional Information was filed to indicate that the word “Institutional” will be removed from the Fund's Institutional Service Shares effective September 30, 2011.

Annual Shareholder Report

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF the federated institutional TRUST AND THE SHAREHOLDERS OF FEDERATED Intermediate Government/corporate FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Intermediate Government/Corporate Fund (the “Fund”), a portfolio of Federated Institutional Trust, as of August 31, 2011, and the related statement of operations for the year then ended and the statements of changes in net assets and the financial highlights for each of the years in the two-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the periods presented prior to September 1, 2009, were audited by other independent registered public accountants whose report thereon dated October 20, 2009, expressed an unqualified opinion on those statements.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2011, by correspondence with the custodian, transfer agent and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Intermediate Government/Corporate Fund as of August 31, 2011, and the results of its operations for the year then ended and the changes in its net assets and the financial highlights for each of the years in the two-year period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
October 24, 2011

Annual Shareholder Report

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2011 to August 31, 2011.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 3/1/2011	Ending Account Value 8/31/2011	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,031.60	$1.54
Institutional Service Shares	$1,000	$1,030.30	$2.81
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,023.69	$1.53
Institutional Service Shares	$1,000	$1,022.43	$2.80
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Institutional Shares	0.30%
Institutional Service Shares	0.55%
Annual Shareholder Report

Board of Trustees and Trust Officers

The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2010, the Trust comprised three portfolio(s), and the Federated Fund Family consisted of 43 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

Interested TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: June 1994	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.

Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Began serving: July 1999	Principal Occupations: Principal Executive Officer and President of the Federated Fund Family; Director or Trustee of some of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
Annual Shareholder Report

INDEPENDENT TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Nicholas P. Constantakis, CPA Birth Date: September 3, 1939 Trustee Began serving: February 1998	Principal Occupation: Director or Trustee of the Federated Fund Family.

Other Directorship Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (architecture, engineering and construction services).

Previous Position: Partner, Andersen Worldwide SC.

Qualifications: Public accounting and director experience.
John F. Cunningham Birth Date: March 5, 1943 Trustee Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Qualifications: Business management and director experience.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.

Other Directorships Held: Director, Auberle; Trustee, St. Francis University; Director, Ireland Institute of Pittsburgh; Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Carlow University.

Previous Position: Pennsylvania Superior Court Judge.

Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: June 1994	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Qualifications: Business management, mutual fund services and director experience.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: July 1999	Principal Occupations: Director or Trustee and Chairman of the Audit Committee of the Federated Fund Family; Management Consultant.

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).

Qualifications: Banking, business management, education and director experience.
R. James Nicholson Birth Date: February 4, 1938 Trustee Began serving: January 2008	Principal Occupations: Director or Trustee of the Federated Fund Family; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.

Other Directorships Held: Director, Horatio Alger Association; Director, The Daniels Fund.

Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.

Qualifications: Legal, government, business management and director experience.
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).

Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.

Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).

Qualifications: Business management, mutual fund, director and investment experience.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: July 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

Qualifications: Business management and director experience.
James F. Will Birth Date: October 12, 1938 Trustee Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chancellor and President, Saint Vincent College.

Other Directorships Held: Trustee, Saint Vincent College; Director, Alleghany Corporation; Trustee, Wheeling Jesuit University; Director, Liberty Tire Recycling.

Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

Qualifications: Business management, education and director experience.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: June 1994	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 Treasurer Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.

Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Richard B. Fisher Birth Date: May 17, 1923 Vice President Began serving: November 1998	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Robert J. Ostrowski Birth Date: April 26, 1963 Chief Investment Officer Began serving: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. He has been a Senior Vice President of the Fund's Adviser since 1997. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.
Mark E. Durbiano Birth Date: September 21, 1959 VICE PRESIDENT Began serving: November 2002	Principal Occupations: Mark E. Durbiano is Vice President of the Trust. Mr. Durbiano joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. From 1988 through 1995, Mr. Durbiano was a Portfolio Manager and a Vice President of the Fund's Adviser. Mr. Durbiano has received the Chartered Financial Analyst designation and holds an M.B.A. in Finance from the University of Pittsburgh.
Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: November 1998	Principal Occupations: Susan R. Hill is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund's Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003 and served as Vice President of the Fund's Adviser from 1997 until 2004 and an Assistant Vice President of the Fund's Adviser from 1994 until 1997. Ms. Hill has received the Chartered Financial Analyst designation and holds an M.S. in Industrial Administration from Carnegie Mellon University.

Annual Shareholder Report

Evaluation and Approval of Advisory Contract – May 2011

FEDERATed intermediate government/corporate fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2011. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

Annual Shareholder Report

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Annual Shareholder Report mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

For the one-year, three-year and five-year periods covered by the Evaluation, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.

Annual Shareholder Report

Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.

The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual fee rate and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds are reasonable and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

Annual Shareholder Report

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”

Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Intermediate Government/Corporate Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31420B607
Cusip 31420B508

35671 (10/11)

Federated is a registered trademark of Federated Investors, Inc.
2011  © Federated Investors, Inc.

Item 2. Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   Nicholas P. Constantakis, Charles F. Mansfield, Jr., Thomas M. O'Neill and John S. Walsh.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2011 - $76,200

Fiscal year ended 2010 - $74,200

(b) Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2011 - $49

Fiscal year ended 2010 - $93

Travel to Audit Committee Meeting.

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(c) Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2011 - $0

Fiscal year ended 2010 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $3,578 and $0 respectively. Fiscal year ended 2011- Tax preparation fees for fiscal year end 2010.

(d) All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2011 - $0

Fiscal year ended 2010 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

The Audit Committee has delegated pre-approval authority to its Chairman. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1) The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;

(2) Such services were not recognized by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant at the time of the engagement to be non-audit services; and

(3) Such services are promptly brought to the attention of the Audit Committee of the issuer and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2011 – 0%

Fiscal year ended 2010 - 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2011 – 0%

Fiscal year ended 2010 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2011 – 0%

Fiscal year ended 2010 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f) NA

(g) Non-Audit Fees billed to the registrant, the registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:

Fiscal year ended 2011 - $345,779

Fiscal year ended 2010 - $398,192

(h) The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Institutional Trust

By /S/ Richard A. Novak

Richard A. Novak, Principal Financial Officer

Date October 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date October 21, 2011

By /S/ Richard A. Novak

Richard A. Novak, Principal Financial Officer

Date October 21, 2011